SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2020
SUBSEQUENT EVENT
SUBSEQUENT EVENT

NOTE 10:-   SUBSEQUENT EVENT

a.	On August 4, 2020, the Company received court approval of distribution in an aggregate amount of up to $10 million. The court approval will expire on February 3, 2021.
b.

On August 5, 2020, the Company declared a cash dividend of 14 cents per share. The dividend, in the aggregate amount of $4,576 was paid on September 1, 2020 to all of the Company’s shareholders of record on August 17, 2020.